Debt - Long term (Details) - USD ($)	Dec. 31, 2022	Oct. 31, 2022	Oct. 01, 2022	Dec. 31, 2021	May 31, 2018
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	$ 1,191,100,000			$ 1,915,900,000
Principal Outstanding	1,132,800,000			1,862,500,000
Effective Interest Rate adjustments on PPL and Keppel Delivery Financing Facilities	19,800,000			17,100,000
Deferred finance charges	(6,400,000)			(6,500,000)
PPL Delivery Financing
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	609,600,000			753,300,000
Back-end fee, long-term	26,000,000.0			29,300,000
Keppel Delivery Financing
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	259,200,000			259,200,000
Back-end fee, long-term	13,500,000			13,500,000
Hayfin Facility
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	134,000,000.0			197,000,000.0
Back-end fee, long-term	2,800,000			0
New DNB Facility
Long-term Debt, Current Maturities [Abstract]
Principal	150,000,000	$ 150,000,000	$ 150,000,000
Carrying Value Long-Term Debt	130,000,000.0			0
Back-end fee, long-term	2,600,000			0
Syndicated Senior Secured Credit Facilities
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	0			272,700,000
New Bridge Facility
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	0			30,300,000
$350 million Convertible Bonds
Long-term Debt, Current Maturities [Abstract]
Principal	350,000,000				$ 350,000,000
Carrying Value Long-Term Debt	$ 0			$ 350,000,000.0